STOCKHOLDERS' EQUITY (DEFICIT) (Stock Option Activity) (Narrative) (Details) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 18, 2017	Feb. 10, 2016	Mar. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	May 31, 2017	Jan. 12, 2016	Jan. 09, 2016	Dec. 31, 2015	Feb. 10, 2015	Jan. 12, 2015	Jan. 09, 2015	Dec. 31, 2014	May 03, 2014	May 02, 2014
Number of units sold through equity offering			600,000
Proceeds from sale of units			$ 900,000
Per share price A Warrant holders can purchase each share of the Company's common stock during the two year period commencing April 1, 2014			$ 7.50
Per share price B Warrant holders can purchase each share of the Company's common stock during the three year period commencing April 1, 2014			$ 15.00
Preferred stock, shares authorized				10,000,000	10,000,000				10,000,000					5,000,000	10,000,000
Preferred stock, par value per share														$ 0.001
Preferred stock, no par value
Common stock, shares authorized				100,000,000	100,000,000				100,000,000					50,000,000	100,000,000
Common stock, par value per share														$ 0.001
Common stock, no par value
Awarded stock options					$ 3,080,000
Share price of common stock						$ 0.56				$ 1.59
Fair value of warrants					$ 612,512
Maturity date					Jul. 08, 2017
Series A Preferred Stock [Member] | Officer and Director [Member]
Share issued	2,000
Proceeds from shares issued	$ 2,200
Stock Options [Member]
Awarded stock options				$ 57,500
Share price of common stock				$ 0.92
Maturity date				Jul. 26, 2018
Mr. Ruby [Member]
Awarded stock options						$ 2,600,000
Blackmon [Member]
Awarded stock options						100,000
Tony Verzura [Member]
Awarded stock options						100,000
Non Officer Consultant [Member]
Awarded stock options						$ 100,000
2014 Stock Incentive Plan [Member]
Awarded stock options												$ 200,000
2014 Stock Incentive Plan [Member] | Mr. Ruby [Member]
Common stock, par value per share											$ 0.20
Awarded stock options											$ 980,000
Stock Options [Member]
Aggregate intrinsic value of options outstanding and exercisable					$ 0				$ 0
Awarded stock options							$ 1,050,000					$ 200,000
Stock options				6,580,000	3,680,000				600,000			600,000
Fair value of options													417,664
Weighted-average remaining contractual life for stock options outstanding and exercisable				8 years 9 months 18 days	8 years 10 months 24 days
Share price of common stock							$ 0.20	$ 0.70	$ 0.70			$ 0.70
Stock Options [Member]
Stock options					600,000
Fair value of options					417,664
Common Stock Issued for Warrant Outstanding [Member]
Awarded stock options		$ 987,390
Stock options		621,000
Share price of common stock		$ 1.59
Fair value of warrants		$ 218,788
Warrant issued to purchase common stock		170,044
Fair value of common shares issued in excess		$ 768,602